Share-Based Compensation - Summary of Share Options Activity Classified as Liability (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Exercised | shares	(866,230,796)
Options Classified as Liability [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Beginning balance | $ / shares				$ 0.01
Options Classified as Liability [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Beginning balance | shares	0		40,026,573		89,840,646
Number of options, Exercised | shares			(23,391,140)		(49,814,073)
Number of options, Reclassified as equity | shares			(16,635,433)
Number of options, Ending balance | shares			0		40,026,573
Exercisable at December 31, 2020 | shares						0
Weighted average exercise price, Beginning balance | $ / shares		$ 0.00001		0.00001
Weighted average exercise price, Exercised | $ / shares		0.00001		0.00001
Weighted average exercise price, Reclassified as equity | $ / shares		0.00001
Weighted average exercise price, Ending balance | $ / shares		0		$ 0.00001
Weighted average exercise price, Exercisable | $ / shares		$ 0
Aggregate intrinsic value, Beginning balance | ¥	¥ 0		¥ 10,350		¥ 18,812
Aggregate intrinsic value, Reclassified as equity | ¥			5,110
Aggregate intrinsic value, Ending balance | ¥			¥ 0		¥ 10,350
Aggregate intrinsic value, Exercisable | ¥						¥ 0